Other liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities [Abstract]
Other liabilities
22.    Other liabilities
Following is a summary of other liabilities:

	December 31, 2021	December 31, 2020
Accruals and other accumulated expenses	9,266	9,213
Accounts payable	2,311	6,307
Others	2,784	3,194
	14,361	18,714